Loans and borrowings - Footnote Narrative (Details) - USD ($)		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Accelerated amortization of deferred financing fees		$ 15,094,000	$ 0
Borrowings		$ 1,260,544,000	510,754,000
Canadian prime rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		1.00%
Term SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		1.00%
Federal funds effective rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		0.50%
First Lien Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,248,270,000	498,199,000
First Lien Credit Facilities | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
First Lien Credit Facilities | Pound sterling
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
First Lien Credit Facilities | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	0
First Lien Credit Facilities | Canadian prime rate | CAD
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		1.50%
First Lien Credit Facilities | Euro InterBank Offered Rate | EUR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%
First Lien Credit Facilities | Sterling Overnight Index Average | Pound sterling
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%
First Lien Credit Facilities | Consolidated Omnibus Budget Reconciliation Act Rate | CAD
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowing facility capacity available, minimum				$ 500,452,000
Facility	$ 1,275,000,000	$ 1,275,000,000	$ 504,292,000
Interest rate (as a percent)	1.00%	8.46%	6.89%
Term extension	5 years
Accelerated amortization of deferred financing fees	$ 15,094,000
Borrowings	1,275,000,000	$ 1,248,270,000	$ 498,199,000
Borrowing costs incurred	26,539,000
Term loan | Alternate base rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		4.00%
Term loan | Term SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		3.00%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility capacity available, minimum				$ 385,000,000
Facility	$ 800,000,000	$ 800,000,000	385,000,000
Term extension	4 years
Borrowings		$ 0	$ 0
Revolving credit facility | Alternate base rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		1.50%
Revolving credit facility | Term SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%